UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	January 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (95.92%)
CONSUMER DISCRETIONARY – (14.49%)
Consumer Durables & Apparel – (5.01%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	111,300	$6,299,544
Hunter Douglas NV (Netherlands)	14,472	557,302
		6,856,846
Media – (5.11%)
Grupo Televisa S.A., ADR (Mexico)	99,120	1,954,646
Walt Disney Co.	129,200	5,025,880
		6,980,526
Retailing – (4.37%)
Expedia, Inc.	14,800	479,002
Groupon, Inc. *	70,600	1,439,181
Netflix Inc. *	22,600	2,715,842
Tiffany & Co.	13,300	848,540
TripAdvisor Inc. *	14,800	487,142
		5,969,707
	Total Consumer Discretionary	19,807,079
CONSUMER STAPLES – (13.79%)
Food & Staples Retailing – (4.55%)
Brazil Pharma S.A., 144A (Brazil)*(a)	565,400	2,815,351
CVS Caremark Corp.	81,600	3,406,800
		6,222,151
Food, Beverage & Tobacco – (9.24%)
Coca-Cola Co.	73,000	4,929,690
Heineken Holding NV (Netherlands)	104,349	4,215,607
Lindt & Spruengli AG - Participation Certificate (Switzerland)	906	2,618,099
Unilever NV (Netherlands)	25,900	862,207
		12,625,603
	Total Consumer Staples	18,847,754
ENERGY – (4.61%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	259,500	2,458,062
Tenaris S.A., ADR (Argentina)	97,835	3,841,002
	Total Energy	6,299,064
FINANCIALS – (14.81%)
Banks – (3.90%)
Commercial Banks – (3.90%)
Banco Santander Brasil S.A., ADS (Brazil)	31,400	286,368
China CITIC Bank Corp. Ltd. - H (China)	1,560,302	989,864
China Merchants Bank Co., Ltd. - H (China)	1,135,158	2,500,032
Itau Unibanco Holding S.A., ADR (Brazil)	1,600	31,936
Wells Fargo & Co.	52,100	1,521,841
		5,330,041
Diversified Financials – (3.77%)
Capital Markets – (1.26%)
Brookfield Asset Management Inc., Class A (Canada)	19,890	606,048
Charles Schwab Corp.	96,200	1,120,730
		1,726,778

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (2.51%)
Groupe Bruxelles Lambert S.A. (Belgium)	17,243	$1,249,530
Oaktree Capital Group LLC, Class A (b)	22,700	998,800
Pargesa Holding S.A., Bearer Shares (Switzerland)	6,176	433,092
RHJ International (Belgium)*	162,745	740,817
		3,422,239
		5,149,017
Insurance – (2.97%)
Insurance Brokers – (0.30%)
CNinsure, Inc., ADR (China)*	51,000	410,040
Multi-line Insurance – (0.56%)
Fairfax Financial Holdings Ltd. (Canada)	1,895	767,219
Property & Casualty Insurance – (2.11%)
ACE Ltd.	990	68,904
Berkshire Hathaway Inc., Class B *	36,000	2,821,320
		2,890,224
		4,067,483
Real Estate – (4.17%)
Hang Lung Group Ltd. (Hong Kong)	898,390	5,705,222
	Total Financials	20,251,763
HEALTH CARE – (7.61%)
Health Care Equipment & Services – (6.00%)
Essilor International S.A. (France)	39,712	2,908,935
IDEXX Laboratories, Inc. *	29,708	2,511,960
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	575,300	526,689
Sinopharm Group Co. - H (China)	950,800	2,255,840
		8,203,424
Pharmaceuticals, Biotechnology & Life Sciences – (1.61%)
Roche Holding AG - Genusschein (Switzerland)	4,570	773,499
Sinovac Biotech Ltd. (China)*	652,468	1,428,905
		2,202,404
	Total Health Care	10,405,828
INDUSTRIALS – (20.71%)
Capital Goods – (10.30%)
ABB Ltd., ADR (Switzerland)	90,040	1,875,533
Blount International, Inc. *	97,900	1,607,518
PACCAR Inc.	46,700	2,064,140
Schindler Holding AG - Participation Certificate (Switzerland)	23,660	2,747,696
Schneider Electric S.A. (France)	76,800	4,769,756
Shanghai Electric Group Co. Ltd. - H (China)	2,228,230	1,025,722
		14,090,365
Commercial & Professional Services – (3.12%)
Nielsen Holdings NV *	123,900	3,590,622
RPX Corp. *	39,900	675,706
		4,266,328

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (7.29%)
China Merchants Holdings International Co., Ltd. (China)	731,620	$2,429,205
China Shipping Development Co., Ltd. - H (China)	1,089,770	754,589
Kuehne & Nagel International AG (Switzerland)	51,165	6,431,060
LLX Logistica S.A. (Brazil)*	170,700	348,786
		9,963,640
	Total Industrials	28,320,333
INFORMATION TECHNOLOGY – (10.59%)
Software & Services – (10.59%)
Bankrate Inc. *	13,730	321,145
Google Inc., Class A *	10,828	6,277,749
NetEase.com Inc., ADR (China)*	38,300	1,831,889
Oracle Corp.	54,400	1,533,808
Western Union Co.	103,200	1,971,120
Youku Inc., ADR (China)*	119,180	2,549,260
		14,484,971
	Total Information Technology	14,484,971
MATERIALS – (6.55%)
BHP Billiton PLC (United Kingdom)	44,689	1,495,037
Greatview Aseptic Packaging Co., Ltd. (China)*	5,870,300	2,149,711
Potash Corp. of Saskatchewan Inc. (Canada)	52,500	2,453,850
Rio Tinto PLC (United Kingdom)	24,690	1,480,393
Sino-Forest Corp. (Canada)*	283,380	0
Vale S.A., ADR (Brazil)	56,920	1,378,033
	Total Materials	8,957,024
TELECOMMUNICATION SERVICES – (2.76%)
America Movil SAB de C.V., Series L, ADR (Mexico)	162,686	3,775,942
	Total Telecommunication Services	3,775,942
TOTAL COMMON STOCK – (Identified cost $126,259,270)		131,149,758
PREFERRED STOCK – (0.18%)
MATERIALS – (0.18%)
MMX Mineracao e Metalicos S.A. (Brazil)*	142,300	244,334
TOTAL PREFERRED STOCK – (Identified cost $224,713)		244,334
STOCK WARRANTS – (0.43%)
FINANCIALS – (0.43%)
Banks – (0.43%)
Commercial Banks – (0.43%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	67,300	592,240
TOTAL STOCK WARRANTS – (Identified cost $511,805)		592,240

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (3.58%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.21%, 02/01/12, dated 01/31/12, repurchase value of $1,453,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.222%-5.00%, 04/01/40-07/01/41, total market value $1,482,060)	$1,453,000	$1,453,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.25%, 02/01/12, dated 01/31/12, repurchase value of $3,446,024 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-11.00%, 01/01/22-04/01/41, total market value $3,514,920)	3,446,000	3,446,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,899,000)	4,899,000
Total Investments – (100.11%) – (Identified cost $131,894,788) – (c)		136,885,332
Liabilities Less Other Assets – (0.11%)		(153,780)
Net Assets – (100.00%)		$136,731,552

ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $2,815,351 or 2.06% of the Fund's net assets as of January 31, 2012.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $998,800 or 0.73% of the Fund’s net assets as of January 31, 2012.

(c)	Aggregate cost for federal income tax purposes is $134,304,156. At January 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$14,024,909
	Unrealized depreciation	(11,443,733)
	Net unrealized appreciation	$2,581,176

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (97.35%)
CONSUMER DISCRETIONARY – (7.22%)
Consumer Durables & Apparel – (5.19%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$2,108,338
Hunter Douglas NV (Netherlands)	10,370	399,338
		2,507,676
Media – (2.03%)
Grupo Televisa S.A., ADR (Mexico)	49,650	979,098
	Total Consumer Discretionary	3,486,774
CONSUMER STAPLES – (13.77%)
Food & Staples Retailing – (3.24%)
Brazil Pharma S.A., 144A (Brazil)*(a)	314,600	1,566,518
Food, Beverage & Tobacco – (10.53%)
Heineken Holding NV (Netherlands)	52,270	2,111,662
Lindt & Spruengli AG - Participation Certificate (Switzerland)	450	1,300,380
Nestle S.A. (Switzerland)	29,210	1,673,903
		5,085,945
	Total Consumer Staples	6,652,463
ENERGY – (6.18%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	122,980	1,164,903
Tenaris S.A., ADR (Argentina)	46,350	1,819,701
	Total Energy	2,984,604
FINANCIALS – (15.61%)
Banks – (4.98%)
Commercial Banks – (4.98%)
Banco Santander Brasil S.A., ADS (Brazil)	15,500	141,360
China CITIC Bank Corp. Ltd. - H (China)	1,056,000	669,931
China Merchants Bank Co., Ltd. - H (China)	723,069	1,592,462
Itau Unibanco Holding S.A., ADR (Brazil)	200	3,992
		2,407,745
Diversified Financials – (3.69%)
Capital Markets – (0.50%)
Brookfield Asset Management Inc., Class A (Canada)	7,840	238,885
Diversified Financial Services – (3.19%)
Groupe Bruxelles Lambert S.A. (Belgium)	9,700	702,920
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,160	361,845
RHJ International (Belgium)*	104,940	477,688
		1,542,453
		1,781,338
Insurance – (1.58%)
Insurance Brokers – (0.54%)
CNinsure, Inc., ADR (China)*	32,270	259,451
Multi-line Insurance – (1.04%)
Fairfax Financial Holdings Ltd. (Canada)	1,241	502,437
		761,888
Real Estate – (5.36%)
Hang Lung Group Ltd. (Hong Kong)	408,000	2,591,002
	Total Financials	7,541,973

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	January 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (14.24%)
Health Care Equipment & Services – (6.03%)
Essilor International S.A. (France)	20,810	$1,524,349
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	310,000	283,806
Sinopharm Group Co. - H (China)	466,800	1,107,516
		2,915,671
Pharmaceuticals, Biotechnology & Life Sciences – (8.21%)
Roche Holding AG - Genusschein (Switzerland)	18,710	3,166,777
Sinovac Biotech Ltd. (China)*	365,170	799,722
		3,966,499
	Total Health Care	6,882,170
INDUSTRIALS – (24.05%)
Capital Goods – (11.34%)
ABB Ltd., ADR (Switzerland)	45,090	939,225
Schindler Holding AG - Participation Certificate (Switzerland)	15,200	1,765,214
Schneider Electric S.A. (France)	36,960	2,295,445
Shanghai Electric Group Co. Ltd. - H (China)	1,042,100	479,710
		5,479,594
Commercial & Professional Services – (2.81%)
Nielsen Holdings NV *	46,900	1,359,162
Transportation – (9.90%)
China Merchants Holdings International Co., Ltd. (China)	383,717	1,274,060
China Shipping Development Co., Ltd. - H (China)	510,000	353,139
Kuehne & Nagel International AG (Switzerland)	23,780	2,988,969
LLX Logistica S.A. (Brazil)*	80,920	165,341
		4,781,509
	Total Industrials	11,620,265
INFORMATION TECHNOLOGY – (4.50%)
Software & Services – (4.50%)
NetEase.com Inc., ADR (China)*	22,140	1,058,956
Youku Inc., ADR (China)*	52,270	1,118,056
		2,177,012
	Total Information Technology	2,177,012
MATERIALS – (7.87%)
BHP Billiton PLC (United Kingdom)	21,230	710,234
Greatview Aseptic Packaging Co., Ltd. (China)*	2,517,100	921,765
Potash Corp. of Saskatchewan Inc. (Canada)	17,460	816,080
Rio Tinto PLC (United Kingdom)	11,712	702,242
Sino-Forest Corp. (Canada)*	173,200	0
Vale S.A., ADR (Brazil)	26,990	653,428
	Total Materials	3,803,749
TELECOMMUNICATION SERVICES – (3.91%)
America Movil SAB de C.V., Series L, ADR (Mexico)	81,420	1,889,758
	Total Telecommunication Services	1,889,758
TOTAL COMMON STOCK – (Identified cost $52,733,482)		47,038,768

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	January 31, 2012 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.29%)
MATERIALS – (0.29%)
MMX Mineracao e Metalicos S.A. (Brazil)*	80,920	$138,942
	TOTAL PREFERRED STOCK – (Identified cost $133,600)	138,942
SHORT-TERM INVESTMENTS – (2.30%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.21%, 02/01/12, dated 01/31/12, repurchase value of $330,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.222%-5.00%, 04/01/40-07/01/41, total market value $336,600)	$330,000	330,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.25%, 02/01/12, dated 01/31/12, repurchase value of $783,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-11.00%, 01/01/22-04/01/41, total market value $798,660)	783,000	783,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,113,000)	1,113,000
	Total Investments – (99.94%) – (Identified cost $53,980,082) – (b)	48,290,710
	Other Assets Less Liabilities – (0.06%)	28,303
Net Assets – (100.00%)		$48,319,013

ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $1,566,518 or 3.24% of the Fund's net assets as of January 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $54,586,986. At January 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,265,094
	Unrealized depreciation	(8,561,370)
Net unrealized depreciation		$(6,296,276)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments
January 31, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. These procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities at a discount of a last traded price or in some instances, marking a security to zero. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments – (Continued)
January 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$19,807,079	$3,486,774
Consumer staples	18,847,754	6,652,463
Energy	6,299,064	2,984,604
Financials	19,845,203	7,541,973
Health care	10,405,828	6,882,170
Industrials	28,320,333	11,620,265
Information technology	14,484,971	2,177,012
Materials	9,201,358	3,942,691
Telecommunication services	3,775,942	1,889,758
Total Level 1	130,987,532	47,177,710

Level 2 – Other Significant Observable Inputs:
Equity securities:
Financials	998,800	–
Short-term securities	4,899,000	1,113,000
Total Level 2	5,897,800	1,113,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	0	0
Total Level 3	0	0
Total Investments	$136,885,332	$48,290,710

Level 2 to Level 1 Transfers*:
	$6,856,846	$2,507,676
Consumer staples	7,695,913	5,085,945
Financials	11,618,557	6,395,848
Health care	6,464,963	6,082,448
Industrials	18,158,028	9,156,537
Materials	5,125,141	2,334,241
Total	$55,919,448	$31,562,695

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the three months ended January 31, 2012.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments – (Continued)
January 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2012:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$195,533	$119,508
Increase in unrealized depreciation	(195,533)	(119,508)
Ending balance	$0	$0

Increase in unrealized depreciation during the period on Level 3 securities still held at January 31, 2012	$(195,533)	$(119,508)

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 30, 2012

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 30, 2012